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www.dechert.com

STEPHEN H. BIER

stephen.bier@dechert.com
+1 212 698 3889 Direct
+1 202 261 3092 Fax

April 21, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)

File Nos. 333-09341 and 811-07739

Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 68 to the Registrant’s registration statement on Form N-1A under the 1933 Act and Amendment No. 70 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended (the “Amendment”).

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to register one new series of the Registrant designated as the Emerging Markets ex China Portfolio. We have advised the Registrant in connection with the preparation of the Amendment, and in that connection we have reviewed the Amendment.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3889.

Very truly yours,

/s/ Stephen H. Bier
Stephen H. Bier